SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2020
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Years	3 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Years	5 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Years	7 years